Financial Risk Management - Additional Information (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Risk Management [line items]
Percentage of debt at fixed rate	46.90%	57.80%
Percentage of debt at variable rate	53.10%	42.20%
Increase / decrease in libor plus spread rate	5.00%
Increase / decrease in pretax profit	S/ 750,000	S/ 490,000
Transfers from level 1 to 2, Fair value assets	0
Transfers from level 1 to 2, Fair value liabilities	0
Transfers from level 2 to 1, Fair value assets	0
Transfers from level 2 to 1, Fair value liabilities	S/ 0
Bottom of range [member]
Disclosure Of Financial Risk Management [line items]
Gearing ratio	10.00%	10.00%
Top of range [member]
Disclosure Of Financial Risk Management [line items]
Gearing ratio	70.00%	70.00%
Foreign exchange risk [member]
Disclosure Of Financial Risk Management [line items]
Percentage change in foreign currency	2.00%
Increase / decrease in pretax profit	S/ 500,000	S/ 100,000	S/ 300,000
Foreign currency translation adjustments	S/ 5,700,000	S/ (11,300,000)
Valor Adquisitivo Constante [member]
Disclosure Of Financial Risk Management [line items]
Percentage of debt at fixed rate plus inflation rate	27.70%	22.90%
Percentage of debt at variable rate plus inflation rate	25.40%	19.30%